IMPAIRMENT - Impairment of PP&E - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment
Impairment of PP&E	$ 3,420	$ 751,723	$ 0
Canada
Impairment
Impairment of PP&E	$ 3,420	100,943
U.S.
Impairment
Impairment of PP&E		$ 650,780